Summary of Significant Accounting Policies - Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total Revenues	$ 23,014	$ 29,549
Oil and natural gas sales, net
Disaggregation of Revenue [Line Items]
Total Revenues	22,414	28,499
Oil
Disaggregation of Revenue [Line Items]
Total Revenues	22,107	28,798
Natural gas
Disaggregation of Revenue [Line Items]
Total Revenues	119	(178)
Natural gas liquids
Disaggregation of Revenue [Line Items]
Total Revenues	$ 188	$ (121)